Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2020
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	€ 4.8
Revenue of combined entity as if combination occurred at beginning of period	2,593.7
Profit (loss) of combined entity as if combination occurred at beginning of period	301.4
Cash consideration	113.0	€ 0.0	€ 474.9
Less cash acquired	(0.1)	0.0	(9.8)
Contingent consideration paid related to acquisitions	0.0	1.5	6.5
Net outflow of cash - investing activities	€ 112.9	€ 1.5	€ 471.6
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				19.00%
Proportion of voting rights held by non-controlling interests	100.00%
Total purchase consideration				€ 1.0